111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

September 18, 2018

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust I (the "Trust") (File Nos. 33-7638 and 811-4777) on behalf of MFS® U.S. Government Cash Reserve Fund (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 81 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on September 14, 2018.

Please call the undersigned at (617) 954-4384 or James Wholley at (617) 954-6124 with any questions you may have.

Very truly yours,

AMANDA MOORADIAN
Amanda Mooradian
Assistant Vice President and Counsel

ASM/ccs